RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - Related party - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Receivables due from related parties	$ 686	$ 786
Payables due to related parties	(523)	(384)
Paratus Management (UK) Limited
Related Party Transaction [Line Items]
Receivables due from related parties	0	8
Seatankers Services (UK) LLP
Related Party Transaction [Line Items]
Receivables due from related parties	0	9
Frontline (Management) Cyprus Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	686	8
Payables due to related parties	(48)	0
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	0	510
Avance Gas Trading Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	0	232
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	0	19
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(23)	(26)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(29)	0
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties	(358)	(358)
Front Ocean Management Ltd
Related Party Transaction [Line Items]
Payables due to related parties	$ (65)	$ 0